Stock Based Compensation (Details 2) - Nonvested Shares [Member] - Aircom 2014 Plan [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding, Beginning	3,377,549	4,139,241
Granted		1,305,166	4,139,241
Vested	(920,522)	(2,066,858)
Forfeited/Cancelled	(763,418)
Outstanding, Ending	1,693,609	3,377,549	4,139,241
Weighted Average Exercise Price Per Share
Outstanding options, beginning	$ 0.2597	$ 0.0013
Granted		0.6704	0.0013
Vested	0.1707	0.0013
Forfeited/Cancelled	0.6550
Outstanding options, Ending	$ 0.1302	$ 0.2597	$ 0.0013